GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Geographical Information
Schedule of revenue by geographical market

	Years Ended December 31,
	2021	2020
United States	$50,298	41,338
Other North America and Canada	920	1,361
Total North America	$51,218	$42,699
India	38,822	41,467
Japan	61,757	64,228
Other Asia	3,841	1,961
Total Asia	104,420	107,656
Europe	5,749	8,054
Africa and the Middle East	8,607	7,105
Latin America and the Caribbean	7,289	7,441
Total revenue	$177,283	$172,955

Schedule of loss before income tax

	Years Ended December 31,
	2021	2020
Loss before income tax related to U.S. operations	$(31,889)	$(15,581)
Loss before income tax related to foreign operations	(39,327)	(10,844)
Loss before income tax	$(71,216)	$(26,425)

Net loss related to U.S. operations	$(31,890)	$(15,553)
Net loss related to foreign operations	(38,636)	(10,090)
Net loss	$(70,526)	$(25,643)

Schedule of assets by geographic region

	As of December 31,
	2021	2020
Property, plant and equipment, net:
United States	$1,150	$773
Asia	1,193	642
Europe	1,105	581
Middle East	4,276	2,818
Other	17	19
	$7,741	$4,833
Other non-current assets:
United States	$102	$113
Europe	151	152
Middle East	$3,689	$3,572
	3,942	3,837
Total long-lived assets	$11,683	$8,670

Total assets, net:
United States	$140,057	$79,622
Asia	20,629	6,482
Europe	10,723	21,927
Middle East	23,945	39,530
Other	145	121
	$195,499	$147,682